INCOME TAXES - Summary of the Expiry Date, If Applicable, of the Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less than four years
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 12	$ 12	$ 9
Thereafter
Disclosure of deductible temporary differences for which no deferred tax asset is recognised [line items]
Unrecognized deferred tax assets	$ 252	$ 166	$ 144